Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of current and non-current prepayments and other assets

	March 31,
Current	2022	2023
Advance to vendors (net of allowance)	451,217	804,201
Balance with statutory authorities	39,906	41,973
Prepaid expenses	112,899	102,299
Due from employees	3,709	3,451
Total	607,731	951,924

Non-current
Prepaid expenses	922	1,177
	922	1,177

Schedule of changes in allowance for doubtful advances

The movement in the allowance for doubtful advances:

	March 31,
	2022	2023
Balance at the beginning of the year	19,941	22,967
Provisions accrued during the year	5,326	38,860
Amount written off during the year	(2,300)	(2,215)
Balance at the end of the year	22,967	59,612